Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2023
Cash and Cash Equivalents
Cash and Cash Equivalents

Note 4 - Cash and Cash Equivalents

Cash and cash equivalents comprised the following:

	At June 30,	At December 31,
	2023	2022
Cash deposits	$404.2	$541.4
Term deposits	890.9	655.1
	$1,295.1	$1,196.5

As at June 30, 2023 and December 31, 2022, cash and cash equivalents were primarily held in interest-bearing deposits.